Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 38,429	[1]	$ 52,148	[2]	$ 72,077	$ 81,494	$ 83,958	[1]	$ 102,111	[2]	$ 130,929	$ 102,316	$ 82,724	$ 70,578	$ 63,975	$ 53,158	$ 37,560	$ 24,277	$ 90,577	[1]	$ 186,069	[1]	$ 339,640	[3]	$ 386,547	[3],[4]	$ 178,970	[4]
Gross profit (loss)	(539)	[1]	(576)	[2]	9,443	15,094	20,260	[1]	33,472	[2]	48,610	46,676	38,865	26,412	26,704	21,289	19,736	15,357	(1,115)	[1]	53,732	[1]	78,269	[3]	160,563	[3],[4]	83,086	[4]
Income (loss) from operations	(6,786)	[1]	(48,772)	[2]	14,784	(15,224)	13,341	[1]	26,793	[2]	41,415	40,401	32,120	19,930	20,883	15,690	15,151	11,991	(55,558)	[1]	40,134	[1]	39,694	[3]	133,866	[3],[4]	63,715	[4]
Net income (loss)	$ (10,758)	[1]	$ (52,353)	[2]	$ 10,620	$ (18,662)	$ 10,357	[1]	$ 23,476	[2]	$ 38,305	$ 37,290	$ 29,805	$ 18,520	$ 19,513	$ 14,417	$ 14,437	$ 11,677	$ (63,111)	[1]	$ 33,833	[1]	$ 25,791	[3]	$ 123,920	[3],[4]	$ 60,044	[4]
Earnings (loss) per limited partner unit - basic (usd per share)	$ (0.26)		$ (1.39)		$ 0.30	$ (0.49)	$ 0.31		$ 0.61		$ 0.85	$ 0.86	$ 0.77	$ 0.49	$ 0.63	$ 0.52	$ 0.53	$ 0.40	$ (1.57)		$ 0.92		$ 0.73		$ 3.09		$ 2.08
Impairments and other expenses	$ 102	[1]	$ 33,747	[2]	$ 1,941	$ 23,718	$ 0	[1]	$ 0	[2]									$ 33,849	[1]	$ 0	[1]	$ 25,659	[3]	$ 0	[3],[4]	$ 47	[4]
Other operating income					$ (12,310)

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.